Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 0	$ 24,000	$ 17,500	$ 30,500	$ 81,866	$ 0
Operating expenses:
General and administrative expense	86,566	18,270	140,931	27,540	(191,872)	(89)
Depreciation expense	295	0	587	0	(614)	0
Total operating expenses	86,861	18,270	141,518	27,540	(192,486)	(89)
Loss from operations					(110,620)	(89)
Other income	818	23	818	23	15	0
Net income (loss)	(86,043)	5,753	(123,200)	2,983	(110,605)	(89)
Other comprehensive income (loss):
Gain (loss) on foreign currency translation	(376)	0	1,216	0	(6,761)	0
Comprehensive income (loss)	$ (86,419)	$ 5,753	$ (121,984)	$ 2,983	$ (117,366)	$ (89)
Earning (loss) per common share - basic and diluted	$ (0.00)	$ 0.00	$ (0.00)	$ 0.00	$ 0	$ 0
Weighted average common shares outstanding - basic and diluted	30,000,000	30,000,000	30,000,000	20,833,333	25,479,452	0